Stock-Based Compensation - Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
2019	$ 16,191
2020	5,843
2021	409
2022	94
Total	$ 22,537